Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions		3 Months Ended						6 Months Ended
		Apr. 30, 2024		Jan. 31, 2024		Apr. 30, 2023		Apr. 30, 2024		Apr. 30, 2023
Disclosure of operating segments [line items]
Net interest income	[1],[2]	$ 4,694		$ 4,773		$ 4,460		$ 9,467		$ 9,023
Non-interest income	[2],[3]	3,653	[4]	3,660	[5]	3,453	[6]	7,313	[7]	6,852	[8]
Total revenue	[2]	8,347		8,433		7,913		16,780		15,875
Provision for credit losses	[2]	1,007		962		709		1,969		1,347
Depreciation and amortization	[2]	410		421		412		831		818
Other non-interest expenses	[2]	4,301		4,318		4,162		8,619		8,217
Provision for income taxes	[2]	537		533		484		1,070		1,589
Net income	[2]	2,092		2,199		2,146		4,291		3,904
Net income attributable to non-controlling interests in subsidiaries	[2]	26		25		24		51		61
Net income attributable to equity holders of the Bank	[2]	2,066		2,174		2,122		4,240		3,843
Average assets	[2]	1,411,000		1,423,000		1,391,000		1,417,000		1,386,000
Average liabilities	[2]	1,330,000		1,344,000		1,313,000		1,338,000		1,309,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[2]	2,634	[9]	2,653	[9]	2,342	[10]	5,287	[9]	4,729	[10]
Non-interest income	[2],[3]	702	[4],[9]	734	[5],[9]	786	[6],[10]	1,436	[7],[9]	1,562	[8],[10]
Total revenue	[2]	3,336	[9]	3,387	[9]	3,128	[10]	6,723	[9]	6,291	[10]
Provision for credit losses	[2]	428	[9]	378	[9]	218	[10]	806	[9]	436	[10]
Depreciation and amortization	[2]	143	[9]	147	[9]	147	[10]	290	[9]	291	[10]
Other non-interest expenses	[2]	1,375	[9]	1,351	[9]	1,309	[10]	2,726	[9]	2,614	[10]
Provision for income taxes	[2]	382	[9]	416	[9]	399	[10]	798	[9]	809	[10]
Net income	[2]	1,008	[9]	1,095	[9]	1,055	[10]	2,103	[9]	2,141	[10]
Net income attributable to equity holders of the Bank	[2]	1,008	[9]	1,095	[9]	1,055	[10]	2,103	[9]	2,141	[10]
Average assets	[2]	445,000	[9]	445,000	[9]	451,000	[10]	445,000	[9]	450,000	[10]
Average liabilities	[2]	389,000	[9]	393,000	[9]	367,000	[10]	391,000	[9]	362,000	[10]
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[2]	2,261	[9]	2,246	[9]	1,999	[10]	4,507	[9]	3,891	[10]
Non-interest income	[2],[3]	731	[4],[9]	857	[5],[9]	743	[6],[10]	1,588	[7],[9]	1,535	[8],[10]
Total revenue	[2]	2,992	[9]	3,103	[9]	2,742	[10]	6,095	[9]	5,426	[10]
Provision for credit losses	[2]	566	[9]	574	[9]	436	[10]	1,140	[9]	840	[10]
Depreciation and amortization	[2]	142	[9]	143	[9]	142	[10]	285	[9]	281	[10]
Other non-interest expenses	[2]	1,395	[9]	1,428	[9]	1,336	[10]	2,823	[9]	2,630	[10]
Provision for income taxes	[2]	194	[9]	190	[9]	171	[10]	384	[9]	339	[10]
Net income	[2]	695	[9]	768	[9]	657	[10]	1,463	[9]	1,336	[10]
Net income attributable to non-controlling interests in subsidiaries	[2]	24	[9]	22	[9]	21	[10]	46	[9]	56	[10]
Net income attributable to equity holders of the Bank	[2]	671	[9]	746	[9]	636	[10]	1,417	[9]	1,280	[10]
Average assets	[2]	235,000	[9]	236,000	[9]	239,000	[10]	236,000	[9]	233,000	[10]
Average liabilities	[2]	183,000	[9]	184,000	[9]	181,000	[10]	183,000	[9]	175,000	[10]
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	[1]	225	[9]	221	[9]	209	[10]	446	[9]	422	[10]
Non-interest income	[3]	1,189	[4],[9]	1,144	[5],[9]	1,091	[6],[10]	2,333	[7],[9]	2,201	[8],[10]
Total revenue		1,414	[9]	1,365	[9]	1,300	[10]	2,779	[9]	2,623	[10]
Provision for credit losses		7	[9]	5	[9]	2	[10]	12	[9]	3	[10]
Depreciation and amortization		47	[9]	47	[9]	45	[10]	94	[9]	89	[10]
Other non-interest expenses		848	[9]	815	[9]	773	[10]	1,663	[9]	1,531	[10]
Provision for income taxes		130	[9]	127	[9]	124	[10]	257	[9]	257	[10]
Net income		382	[9]	371	[9]	356	[10]	753	[9]	743	[10]
Net income attributable to non-controlling interests in subsidiaries		2	[9]	3	[9]	3	[10]	5	[9]	5	[10]
Net income attributable to equity holders of the Bank		380	[9]	368	[9]	353	[10]	748	[9]	738	[10]
Average assets		35,000	[9]	35,000	[9]	34,000	[10]	35,000	[9]	34,000	[10]
Average liabilities		41,000	[9]	40,000	[9]	41,000	[10]	40,000	[9]	42,000	[10]
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	[1]	331	[9]	354	[9]	384	[10]	685	[9]	838	[10]
Non-interest income	[3]	990	[4],[9]	1,025	[5],[9]	968	[6],[10]	2,015	[7],[9]	2,017	[8],[10]
Total revenue		1,321	[9]	1,379	[9]	1,352	[10]	2,700	[9]	2,855	[10]
Provision for credit losses		5	[9]	5	[9]	53	[10]	10	[9]	68	[10]
Depreciation and amortization		62	[9]	62	[9]	54	[10]	124	[9]	107	[10]
Other non-interest expenses		719	[9]	739	[9]	698	[10]	1,458	[9]	1,418	[10]
Provision for income taxes		107	[9]	134	[9]	146	[10]	241	[9]	342	[10]
Net income		428	[9]	439	[9]	401	[10]	867	[9]	920	[10]
Net income attributable to equity holders of the Bank		428	[9]	439	[9]	401	[10]	867	[9]	920	[10]
Average assets		494,000	[9]	505,000	[9]	488,000	[10]	500,000	[9]	484,000	[10]
Average liabilities		470,000	[9]	476,000	[9]	446,000	[10]	473,000	[9]	450,000	[10]
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	[1]	(757)	[9],[11]	(701)	[9],[12]	(474)	[10],[13]	(1,458)	[9],[14]	(857)	[10],[15]
Non-interest income	[3]	41	[4],[9],[11]	(100)	[5],[9],[12]	(135)	[6],[10],[13]	(59)	[7],[9],[14]	(463)	[8],[10],[15]
Total revenue		(716)	[9],[11]	(801)	[9],[12]	(609)	[10],[13]	(1,517)	[9],[14]	(1,320)	[10],[15]
Provision for credit losses	[9]	1	[11]					1	[14]
Depreciation and amortization		16	[9],[11]	22	[9],[12]	24	[10],[13]	38	[9],[14]	50	[10],[15]
Other non-interest expenses		(36)	[9],[11]	(15)	[9],[12]	46	[10],[13]	(51)	[9],[14]	24	[10],[15]
Provision for income taxes		(276)	[9],[11]	(334)	[9],[12]	(356)	[10],[13]	(610)	[9],[14]	(158)	[10],[15]
Net income		(421)	[9],[11]	(474)	[9],[12]	(323)	[10],[13]	(895)	[9],[14]	(1,236)	[10],[15]
Net income attributable to equity holders of the Bank		(421)	[9],[11]	(474)	[9],[12]	(323)	[10],[13]	(895)	[9],[14]	(1,236)	[10],[15]
Average assets		202,000	[9],[11]	202,000	[9],[12]	179,000	[10],[13]	201,000	[9],[14]	185,000	[10],[15]
Average liabilities		$ 247,000	[9],[11]	$ 251,000	[9],[12]	$ 278,000	[10],[13]	$ 251,000	[9],[14]	$ 280,000	[10],[15]

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[4]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(7), International Banking – $57, Global Wealth Management – $5, and Other – $2.
[5]	Includes income (on a taxable equivalent basis) from associated corporations for International Banking – $60, Global Wealth Management – $4, and Other – $(18).
[6]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $25, International Banking – $69, Global Wealth Management – $5, and Other – $(35).
[7]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(7), International Banking – $117, Global Wealth Management – $9, and Other – $(16).
[8]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $40, International Banking – $132, Global Wealth Management – $8, and Other – $(100).
[9]	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment. Effective January 1, 2024, the Bank no longer claims the dividend received deduction on Canadian shares that are mark-to-market property, which resulted in a lower TEB gross-up.
[10]	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
[11]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $4 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.
[12]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $43 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.
[13]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $119 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.
[14]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $47 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.
[15]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $239 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.